COLT 2022-2 ABS-15G

Exhibit 99.26

Loan Number 1	Dummy ID	Borrower Last Name	Property State	Note Date	Loan Purpose	TPR QM ATR Status	Initial Overall Loan Grade	Final Overall Loan Grade	Exception Category	Exception Subcategory	Exception Code	Final Exception Status	Initial Exception Grade	Final Exception Grade	Exception	Exception Detail	Follow-up Comments (Exception Response)	Exception Conclusion Comments	Compensating Factors	Curable Status	Loan Status	Review Date	Cleared Date	Cured Date	Exception Date
xx	4350094906	xx	Texas	xx	Refinance	Not Covered/Exempt	1	1	Credit	Guidelines	738e9f62-98d7-491b-a346-299cd4924f9c	Waived	W	W	* Loan does not conform to program guidelines (Lvl W)	Guideline Approval in file for Child Support payment showing as past due.			Low LTV / CLTV High Asset Reserves		QC Complete	xx			xx
xx	4350095102	xx	Indiana	xx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	1914f248-79e8-48ad-914c-d5ebf2be1454	Active	2	2	* ComplianceEase Exceptions Test Failed (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.151%   Allowed:4.510%   Over by: +0.641%

**XXXX - Lender Response - Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance.
																**Loan meets HPML requirements and is graded a level 2 B grade.					QC Complete	xx			xx
xx	4350095102	xx	Indiana	xx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	38bdd430-f8c1-420d-bc1d-da24093af489	Resolved	3	R	* ComplianceEase TRID Tolerance Test Failed (Lvl R)	TRID fee violation for $55.00 due to fee increase greater than a 10% increase in “creditor's provider fees” in Section B for a Lender's Title Insurance Policy (XXXX.00) and Settlement or closing fee (XXXX.00.) Valid COC required to clear violation.

																XXXX - Received PC CD for tolerance & condition resolved.	XXXX - Received PC CD for tolerance & condition resolved.	XXXX - Received PC CD for tolerance & condition resolved.			QC Complete	xx	xx	xx	xx
xx	4350095103	xx	Texas	xx	Purchase	Non-QM/Compliant	1	1	Compliance	Compliance	2ed62971-14b7-4988-b992-e5dd7fbd750e	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.380%      Allowed: 4.570%     Over by: +0.776%

																XXXX - : Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. This resolves the condition.	XXXX - : Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. This resolves the condition.	XXXX - : Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. This resolves the condition.			QC Complete	xx	xx	xx	xx
xx	4350095103	xx	Texas	xx	Purchase	Non-QM/Compliant	1	1	Compliance	Compliance	e25f67ba-4cb4-4322-a11c-1cd3b2d578a6	Resolved	4	R	* ComplianceEase TILA Test Failed (Lvl R)	The loan failed due to TILA finance charge fail. The disclosed finance charge in Final CD amount of $XXXX and Finance charge disclosed after ran Compliance Ease in the amount of $XXXX. The under-disclosed amount is $XXXX and unable to verify.

																10/08/2021 - Received loan calculations proof sheet loan under-disclosure has been resolved.	XXXX - Received loan calculations proof sheet loan under-disclosure has been resolved.	XXXX - Received loan calculations proof sheet loan under-disclosure has been resolved.			QC Complete	xx	xx	xx	xx
xx	4350094882	xx	Texas	xx	Purchase	Not Covered/Exempt	1	1	Credit	Credit	c39eb302-e805-40cb-ad15-34e7e84d95a9	Resolved	3	R	* The Credit LOX is missing (Lvl R)	Provided consumer explanation letter is incomplete, borrower to provide explanation for all applicable inquiries & need to be signed and dated.

																XXXX - Received LOE stating DSCR loans do not have a DTI & so LOE for credit inquiries not required. This resolves the condition.	XXXX - Received LOE stating DSCR loans do not have a DTI & so LOE for credit inquiries not required. This resolves the condition.	XXXX - Received LOE stating DSCR loans do not have a DTI & so LOE for credit inquiries not required. This resolves the condition.			QC Complete	xx	xx	xx	xx
xx	4350094882	xx	Texas	xx	Purchase	Not Covered/Exempt	1	1	Legal Docs	Hazard Insurance	12b94c66-3672-44f3-84e2-fe996b5a6884	Resolved	3	R	* Dwelling Protection amount is missing (Lvl R)	The subject property Hazard Policy Reflects The Dwelling Amount - xx Which Is Lesser Than The Loan Amount - xx	XXXX - received replacement cost estimate which supports policy amount of xx	XXXX - received replacement cost estimate which supports policy amount of xx			QC Complete	xx	xx	xx	xx
xx	4350095104	xx	Texas	xx	Refinance	Non-QM/Compliant	2	2	Compliance	Compliance	613834f7-95c5-41c1-9d96-b0fe90fa7b84	Resolved	3	R	* ComplianceEase State/Local Predatory Test Failed (Lvl R)	This loan failed the TX Constitution A6 Required Fees Test.Below are the fee

Administration Fee paid by Borrower: $XXXX
Credit Report Fee paid by Borrower: $XXXX
Document Preparation Fee paid by Borrower: $XXXX
Loan Origination Fee paid by Borrower: $XXXX
Recording Fee paid by Borrower: $XXXX
Recording Service Fee paid by Borrower: $10.40
Tax Service Fee paid by Borrower: $XXXX
Texas Guaranty Fee paid by Borrower: $XXXX
Underwriting Fee paid by Borrower: $XXXX
																Non-Specific Lender Credits $XXXX	XXXX - Exception has been resolved loan was refinance as rate/term meets requirements not to be considered a Texas 50(a)(6)	XXXX - Exception has been resolved loan was refinance as rate/term meets requirements not to be considered a Texas 50(a)(6)			QC Complete	xx	xx	xx	xx
xx	4350095104	xx	Texas	xx	Refinance	Non-QM/Compliant	2	2	Compliance	Compliance	2ed62971-14b7-4988-b992-e5dd7fbd750e	Resolved	2	R	* Higher-Priced Mortgage Loan test Fail (Lvl R)	This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged : 6.616%   Allowed : 4.430%   Overby : +2.186%

																XXXX - : Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. This resolves the condition.	XXXX - : Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. This resolves the condition.	XXXX - : Originating HPML loans does not merit a Fail. Compliant HPML loans are sellable in the secondary market. This loan does not require a second appraisal (not a flip) and has an escrow account established to pay taxes and insurance. This resolves the condition.			QC Complete	xx	xx	xx	xx
xx	4350095104	xx	Texas	xx	Refinance	Non-QM/Compliant	2	2	Credit	Underwriting	9c514b19-a734-4e96-80eb-ba02f6424ce3	Resolved	2	R	* Transmittal (1008) is Missing (Lvl R)	Provide copy of 1008 for the subject property. XXXX - Received 1008 & this resolves the condition.	XXXX - Received 1008 & this resolves the condition.	XXXX - Received 1008 & this resolves the condition.			QC Complete	xx	xx	xx	xx
xx	4350095104	xx	Texas	xx	Refinance	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z and the subject loan is escrowed one.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

																Higher-Priced Mortgage Loan Test: FAIL Charged: 6.616% Allowed: 4.430% Over by: +2.186%					QC Complete	xx			xx
xx	4350095105	xx	Arizona	xx	Purchase	Non-QM/Compliant	2	2	Legal Docs	Hazard Insurance	1e97ee4f-ef73-4e4b-9c57-97486b71059f	Active	2	2	* Hazard Insurance (Lvl 2)	Flood Policy in file did not go into effect until XXXX which was 2 days after loan funded on xx. Post Disaster Inspection in file dated XXXX does not reflect any damage and property was not located in an active FEMA disaster area.					QC Complete	xx			xx
xx	4350094932	xx	California	xx	Cash Out	Not Covered/Exempt	1	1	Legal Docs	Title Issue	124ee45e-c081-46d4-b46d-8259f3c4abbd	Resolved	1	R	* Title holder is not an individual (Lvl R)	Title is vested in the name in the name of Revocable trust. A copy of trust agreement required to verify if borrower is beneficiary of the trust. Trust Agreement must include following information.
																1) Date of Establishment 2) Effective Date 3) Amendable 4) Beneficiary 5) Trustees 6) Authority"	RESOLVED XXXX: There is a Grant Deed in the file that shows property is transferred from trust to individual and is notarized on the closing date of xx.	RESOLVED XXXX: There is a Grant Deed in the file that shows property is transferred from trust to individual and is notarized on the closing date of xx.			QC Complete	xx	xx	xx	xx
xx	4350094933	xx	Colorado	xx	Purchase	Non-QM/Compliant	2	2	Credit	Doc Issue	d1561be4-6541-483e-8b80-c861989a61eb	Resolved	1	R	* Required Affiliated Business Disclosure missing/unexecuted (Lvl R)	Affiliated business disclosure is missing in file. 0XXXX - There is no affilation so the affilated business disclosure is not needed & so condition is resolved.	XXXX - There is no affilation so the affilated business disclosure is not needed & so condition is resolved.	XXXX - There is no affilation so the affilated business disclosure is not needed & so condition is resolved.			QC Complete	xx	xx	xx	xx
xx	4350094933	xx	Colorado	xx	Purchase	Non-QM/Compliant	2	2	Compliance	Compliance	114577c5-1e49-4a93-b506-e609711f1cef	Active	2	2	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)	Higher-Priced Mortgage Loan Test FAIL: Allowed:5.813% Charged : 4.320% Overby : +1.493%					QC Complete	xx			xx
xx	4350094935	xx	California	xx	Refinance	Non-QM/Compliant	1	1	Compliance	Compliance	be4f2827-0b40-4bb7-804b-951f722c925f	Resolved	3	R	* 0% Tolerance Fees test fail (Lvl R)	TRID Violation due to a fee increase on CD dated 0XXXX. LE dated 0XXXX reflects Third Party Processing Fee at $0, however, CD dated 0XXXX reflects the Third Party Processing Fee at $XXXX. This is a fee increase of $XXXX for a Non-Shoppable Fee which exceeds the 0% tolerance.Required Valid COC or Cost to Cure.

																Resloved-XXXX Compliance result minimal hence resolved	Resloved-XXXX Compliance result minimal hence resolved	Resloved-XXXX Compliance result minimal hence resolved			QC Complete	xx	xx	xx	xx
xx	4350094720	xx	California	xx	Purchase	Not Covered/Exempt	1	1	Credit	Credit Report & History	612bad14-964b-4337-b0cf-9144ae0517b8	Resolved	3	R	* Additional Address on Credit Report (Lvl R)	Need LOX from borrower for the additional address noted in Credit report.

1)xx, xx, CA xx REPORTED - 03/18 -06/21
2)xx, xx, CA xx REPORTED 07/17- 07/21

																XXXX - Received LOE from borrower for the additional address reflecting in credit report & condition resolved.	XXXX - Received LOE from borrower for the additional address reflecting in credit report & condition resolved.	XXXX - Received LOE from borrower for the additional address reflecting in credit report & condition resolved.			QC Complete	xx	xx	xx	xx
xx	4350094721	xx	California	xx	Refinance	Not Covered/Exempt	1	1	Compliance	Compliance	1a4aa90a-bde8-4656-91e6-849a65ed6c78	Resolved	3	R	* Missing Final Closing Disclosure (Lvl R)	Final Closing Disclosure is missing. Resolved : Received Final Settlement statement solved this condition.	Resolved : Received Final Settlement statement solved this condition.	Resolved : Received Final Settlement statement solved this condition.			QC Complete	xx	xx	xx	xx